Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
4.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 –	Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 –	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 –	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on a recurring basis were as follows:

(In Thousands)

	Level 1	Level 2	Level 3	Total
Items measured at fair value on a recurring basis at December 31, 2011

Cash and cash equivalents
Money market mutual funds	$-	$1,398	$-	$1,398

Short-term investments
Government bonds	-	1,007	-	1,007
Corporate bonds	-	5,666	-	5,666
Agency bonds	-	2,176	-	2,176

Long-term investments
Available-for-sale securities	791	-	-	791

Total	$791	$10,247	$-	$11,038

Items measured at fair value on a recurring basis at December 31, 2010

Cash and cash equivalents
Money market mutual funds	$-	$928	$-	$928

Short-term investments
Government bonds	-	501	-	501
Corporate bonds	-	1,005	-	1,005
Agency bonds	-	7,754	-	7,754

Long-term investments
Available-for-sale securities	5,106	-	-	5,106

Total	$5,106	$10,188	$-	$15,294

The Company utilizes a pricing service to estimate fair value measurements for the money market mutual funds, government bonds, corporate bonds and agency bonds. The pricing service utilizes market quotations for fixed maturity securities that have quoted prices in active markets. Fixed maturity securities generally trade daily on Dealer bids rather than bids recorded on exchanges.  The pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing.

The fair value estimates provided by the pricing service for the Company’s investments are based on observable market information rather than market quotes.  Accordingly, the estimates of fair value for short-term investments were determined based on Level 2 inputs at December 31, 2011 and 2010, respectively.

Assets and liabilities measured at fair value on a non-recurring basis were as follows (nil at December 31, 2011):

(In Thousands)

	Level 1	Level 2	Level 3	Total	Total Gains (Losses)
Items measured at fair value on a non-recurring basis at December 31, 2010

Long-lived assets held and used related to the Network Security Group
Property and equipment, net (note 10)	$-	$-	$-	$-	$(340)
Intangible assets, net (note 11)	-	-	-	-	(1,729)
Deferred charges (note 12)	-	-	-	-	(115)

Total	$-	$-	$-	$-	$(2,184)

As described in Note 3, in light of the downturn of business in Network Security products, the Company determined that a triggering event had occurred and initiated an impairment loss analysis on the Network Security Group’s long-lived assets in 2010.  In conducting this analysis, the Company used a discounted cash flow approach in estimating fair value as market values could not be readily determined given the unique nature of the respective assets.  For the assets identified as being impaired, the cash flows associated with the underlying assets did not support a value greater than zero given the shutdown of the Network Security business as a result of the Company’s change in business strategy.  Accordingly, long-lived assets held and used with a carrying amount of $2,184,000 were written down to their fair value of zero, resulting in an impairment charge of $2,184,000, which was included in loss from discontinued operations for the year ended December 31, 2010.